Columbia Variable Portfolio – Overseas Core Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 4.1%
Northern Star Resources Ltd.	4,896,540	76,461,042
Paladin Energy Ltd.(a)	6,290,538	34,747,192
Santos Ltd.	10,490,187	46,585,451
Total		157,793,685
Austria 0.9%
Kontron AG	1,042,227	33,686,985
Belgium 0.3%
Galapagos NV, ADR(a)	399,249	13,829,985
Brazil 1.3%
Itaú Unibanco Holding SA, ADR	6,941,196	50,948,379
Canada 3.8%
Cameco Corp.	205,811	17,259,311
Finning International, Inc.	507,815	23,590,026
Pan American Silver Corp.(b)	1,154,100	44,698,293
Vermilion Energy, Inc.	1,724,688	13,487,060
Whitecap Resources, Inc.	6,483,693	49,476,769
Total		148,511,459
China 1.9%
Ping An Insurance Group Co. of China Ltd., Class H	10,926,500	74,333,956
Denmark 0.9%
Novo Nordisk A/S, Class B	603,723	33,616,303
Finland 1.1%
UPM-Kymmene OYJ	1,612,437	44,159,219
France 6.2%
AXA SA	1,294,266	62,066,542
Cie de Saint-Gobain SA	420,769	45,590,979
Eiffage SA	379,054	48,563,596
Sanofi SA	615,779	58,310,518
TotalEnergies SE	452,010	27,531,312
Total		242,062,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.8%
Duerr AG	566,536	13,343,078
Fresenius Medical Care AG	685,898	36,241,178
KION Group AG	555,278	37,673,146
LANXESS AG	414,614	10,323,593
TeamViewer SE(a)	1,196,249	12,215,195
Total		109,796,190
Greece 3.3%
JUMBO SA	1,441,806	49,462,223
National Bank of Greece SA	5,343,770	77,812,995
Total		127,275,218
Hong Kong 2.1%
BOC Hong Kong Holdings Ltd.	10,177,000	47,676,946
WH Group Ltd.	31,334,250	33,933,459
Total		81,610,405
Ireland 2.6%
AIB Group PLC	5,579,964	50,871,095
Flutter Entertainment PLC(a)	197,197	50,088,038
Total		100,959,133
Israel 2.1%
Check Point Software Technologies Ltd.(a)	404,003	83,592,261
Italy 2.4%
BPER Banca SPA	1,230,924	13,690,530
Buzzi SpA	1,003,013	55,270,967
PRADA SpA	4,194,200	25,251,634
Total		94,213,131
Japan 24.0%
Amano Corp.	744,800	21,108,630
Furuno Electric Co., Ltd.	425,600	16,278,105
Hitachi Ltd.	1,231,800	32,634,162
IHI Corp.	868,000	16,165,871
ITOCHU Corp.	1,139,700	64,847,102
Kakaku.com, Inc.	1,379,200	23,687,574
Kinden Corp.	900,400	30,789,270
Komatsu Ltd.	1,453,900	50,649,820
Macnica Holdings, Inc.	2,793,700	38,656,801

Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MatsukiyoCocokara & Co.	2,976,600	60,463,917
Mitsubishi UFJ Financial Group, Inc.	4,349,900	70,169,884
Niterra Co., Ltd.	1,400,500	54,023,308
Nomura Holdings, Inc.	4,381,000	32,106,921
Otsuka Corp.	1,787,400	37,310,555
Sankyo Co., Ltd.	3,692,300	64,149,040
Sanwa Holdings Corp.	1,070,500	30,603,994
Shimamura Co., Ltd.	692,700	46,317,710
Ship Healthcare Holdings, Inc.	1,286,800	19,895,162
Sumitomo Corp.	643,600	18,621,275
Sumitomo Metal Mining Co., Ltd.	663,100	21,348,494
Suzuken Co., Ltd.	1,239,700	48,722,853
TBS Holdings, Inc.	1,530,400	58,045,683
TOPPAN Holdings, Inc.	1,747,700	44,779,645
USS Co., Ltd.	2,626,400	30,152,706
Total		931,528,482
Kazakhstan 0.7%
Kaspi.KZ JSC, ADR	314,458	25,684,929
Netherlands 10.5%
ASM International NV	95,773	57,765,460
ASR Nederland NV	819,637	55,775,750
ING Groep NV	3,528,983	92,514,956
Koninklijke Ahold Delhaize NV	910,243	36,832,530
Prosus NV, Class N(a)	1,340,238	94,775,001
Shell PLC	1,959,468	70,281,106
Total		407,944,803
Norway 0.8%
SalMar ASA	560,935	29,995,131
Poland 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA	3,108,671	60,403,635
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	133,228	—
Singapore 0.8%
Venture Corp., Ltd.	2,862,100	30,954,004
South Africa 0.7%
Impala Platinum Holdings Ltd.	2,016,933	25,721,535
South Korea 2.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung Electronics Co., Ltd.	933,907	55,988,031
Youngone Corp.	561,352	25,951,583
Total		81,939,614
Spain 1.4%
Endesa SA	1,657,365	52,946,017
Switzerland 2.7%
Landis+Gyr Group AG(a)	303,424	24,637,310
Nestlé SA, Registered Shares	218,976	20,109,715
Novartis AG, Registered Shares	303,185	38,983,040
Roche Holding AG, Genusschein Shares	68,321	22,749,770
Total		106,479,835
Taiwan 2.6%
Parade Technologies Ltd.	1,411,000	34,507,571
Taiwan Semiconductor Manufacturing Co., Ltd.	1,521,000	66,068,935
Total		100,576,506
United Arab Emirates 1.3%
Emaar Properties PJSC	13,992,491	49,714,000
United Kingdom 7.4%
AstraZeneca PLC, ADR	1,057,700	81,146,744
DCC PLC	295,088	18,995,385
Imperial Brands PLC	890,964	37,849,444
JD Sports Fashion PLC	24,458,051	31,486,049
Marks & Spencer Group PLC	15,248,639	74,811,795
TP Icap Group PLC	11,292,335	41,955,882
Total		286,245,299
United States 4.5%
ACADIA Pharmaceuticals, Inc.(a)	308,555	6,584,564
Burford Capital Ltd.	2,522,192	30,165,416
Energy Fuels, Inc.(a)	686,333	10,535,212
Insmed, Inc.(a)	92,769	13,359,664
Jazz Pharmaceuticals PLC(a)	230,949	30,439,078
JBS NV, Class A(a)	1,821,858	27,200,332
Primo Brands Corp., Class A	2,595,590	57,362,539
Total		175,646,805
Total Common Stocks (Cost $3,167,417,859)		3,762,169,851

Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2025 (Unaudited)
Exchange-Traded Equity Funds 2.1%
	Shares	Value ($)
United States 2.1%
iShares MSCI EAFE ETF	882,371	82,386,980
Total Exchange-Traded Equity Funds (Cost $82,250,389)		82,386,980

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,239,263)	780,589

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(g),(h)	48,814,716	48,800,072
Total Money Market Funds (Cost $48,797,026)		48,800,072
Total Investments in Securities (Cost $3,299,704,537)		3,894,137,492
Other Assets & Liabilities, Net		(7,886,172)
Net Assets		$3,886,251,320
At September 30, 2025, securities and/or cash totaling $11,658,692 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
52,180,000 NZD	30,957,090 USD	Barclays	11/10/2025	658,146	—
35,231,495 USD	52,754,000 AUD	Barclays	11/10/2025	—	(304,865)
132,014,696 USD	112,527,000 EUR	Barclays	11/10/2025	418,443	—
35,295,552 USD	345,877,000 NOK	Barclays	11/10/2025	—	(629,476)
22,800,182,000 JPY	155,646,878 USD	Citi	11/10/2025	811,503	—
96,976,337 USD	77,006,000 CHF	Citi	11/10/2025	229,504	—
32,265,000 CAD	23,502,631 USD	Goldman Sachs International	11/10/2025	273,214	—
49,655,000 SGD	38,838,786 USD	HSBC	11/10/2025	222,752	—
120,177,578 USD	181,964,000 AUD	HSBC	11/10/2025	294,600	—
27,162,979 USD	172,856,000 DKK	HSBC	11/10/2025	100,874	—
39,167,471 USD	65,369,000 NZD	HSBC	11/10/2025	—	(1,210,176)
2,913,000 GBP	3,918,350 USD	JPMorgan	11/10/2025	—	(17)
11,868,000 AUD	7,814,060 USD	Morgan Stanley	11/10/2025	—	(43,340)
231,074,000 CAD	166,855,673 USD	Morgan Stanley	11/10/2025	492,292	—
23,069,000 EUR	27,402,396 USD	Morgan Stanley	11/10/2025	252,467	—
43,091,202,000 KRW	31,101,553 USD	State Street	11/10/2025	360,850	—
4,206,784,000 TWD	139,136,233 USD	State Street	11/10/2025	665,495	—
7,827,733 USD	5,734,000 GBP	State Street	11/10/2025	—	(114,752)
7,818,694 USD	1,158,466,000 JPY	State Street	11/10/2025	48,415	—
23,232,193 USD	231,089,000 NOK	State Street	11/10/2025	—	(70,928)
433,776,000 SEK	46,818,502 USD	UBS	11/10/2025	622,514	—
159,284,499 USD	117,741,000 GBP	UBS	11/10/2025	—	(907,430)
85,307,962 USD	795,774,000 SEK	UBS	11/10/2025	—	(560,150)
Total				5,451,069	(3,841,134)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	13,168,892	8,089	20.00	10/22/2025	1,239,263	780,589

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pan American Silver Corp.	Morgan Stanley	USD	(11,649,984)	(3,008)	45.00	11/21/2025	(145,878)	(270,720)

Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	18,159,308	606,339,556	(575,702,245)	3,453	48,800,072	(5,214)	630,559	48,814,716
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Overseas Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7018_12_D01_(11/25)